Retirement-Related Benefits - OCI and AOCI (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in AOCI for retirement-related benefits
Current period loss/(gain)				$ (70)	$ 3,115	$ (878)
Curtailments and settlements				(3,159)	(5)	(5,970)
Amortization of net loss included in net periodic (income)/cost				(975)	(515)	(1,596)
Current period prior service costs/(credits)				56	(2)	(463)
Amortization of prior service (costs)/credits included in net periodic (income)/cost				7	9	(12)
Pension settlement charges				3,113	0	5,894
United States
Changes in AOCI for retirement-related benefits
Pension settlement charges		$ 2,700
Non-U.S. Plans
Changes in AOCI for retirement-related benefits
Pension settlement charges	$ 400
Pension Plan | United States
Changes in AOCI for retirement-related benefits
Net loss at beginning of period				9,467	8,617
Current period loss/(gain)				(101)	959
Curtailments and settlements				(2,761)	0
Amortization of net loss included in net periodic (income)/cost				(452)	(109)
Net loss at end of period	6,153			6,153	9,467	8,617
Prior service costs/(credits) at beginning of period				0	0
Current period prior service costs/(credits)				0	0
Curtailments, settlements and other				0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost				0	0
Prior service costs/(credits) at end of period	0			0	0	0
Transition (assets)/liabilities at beginning of period				0	0
Transition (assets)/liabilities at end of period	0			0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	6,153			6,153	9,467
Pension settlement charges			$ 5,900
Pension Plan | Non-U.S. Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period				12,937	11,219
Current period loss/(gain)				(73)	2,125
Curtailments and settlements				(398)	(7)
Amortization of net loss included in net periodic (income)/cost				(516)	(400)
Net loss at end of period	11,950			11,950	12,937	11,219
Prior service costs/(credits) at beginning of period				309	330
Current period prior service costs/(credits)				56	(1)
Curtailments, settlements and other				0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost				(22)	(20)
Prior service costs/(credits) at end of period	342			342	309	330
Transition (assets)/liabilities at beginning of period				0	0
Transition (assets)/liabilities at end of period	0			0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	12,293			12,293	13,245
Other Postretirement Benefits Plan | United States
Changes in AOCI for retirement-related benefits
Net loss at beginning of period				73	94
Current period loss/(gain)				115	(20)
Curtailments and settlements				0	0
Amortization of net loss included in net periodic (income)/cost				0	0
Net loss at end of period	188			188	73	94
Prior service costs/(credits) at beginning of period				(350)	(379)
Current period prior service costs/(credits)				0	0
Curtailments, settlements and other				0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost				29	29
Prior service costs/(credits) at end of period	(321)			(321)	(350)	(379)
Transition (assets)/liabilities at beginning of period				0	0
Transition (assets)/liabilities at end of period	0			0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	(133)			(133)	(276)
Other Postretirement Benefits Plan | Non-U.S. Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period				123	86
Current period loss/(gain)				0	34
Curtailments and settlements				0	2
Amortization of net loss included in net periodic (income)/cost				1	1
Net loss at end of period	125			125	123	86
Prior service costs/(credits) at beginning of period				(1)	0
Current period prior service costs/(credits)				0	(1)
Curtailments, settlements and other				0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost				0	0
Prior service costs/(credits) at end of period	(1)			(1)	(1)	0
Transition (assets)/liabilities at beginning of period				0	0
Transition (assets)/liabilities at end of period	0			0	0	$ 0
Total loss recognized in accumulated other comprehensive income/(loss)	$ 124			$ 124	$ 122